DEFERRED REVENUES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenues And Other Liabilities
Schedule of deferred revenues and other liabilities

	December 31,
	2023	2022
Deferred revenues (a)	$5,314	$4,669
Lease liabilities (b)	239	254

	$5,553	$4,923

a.	Including an amount of $1,479 relating to deferred distribution fees received as of the both years ended December 31, 2023 and 2022, respectively. For more information see note 16c.

Schedule of lease liabilities

December 31, 2023:	U.S. dollars in thousands
Maturity analysis:
Less than one year	$234
One to five years	284
Total lease commitments	518
Impact of discounting remaining lease payments	(47)
Lease liabilities as of December 31, 2023:	471

Current	232
Non-current	239

Total	$471

December 31, 2022:	U.S. dollars in thousands
Maturity analysis:
Less than one year	$265
One to five years	269
Total lease commitments	534
Impact of discounting remaining lease payments	(46)
Lease liabilities as of December 31, 2022:	488

Current	234
Non-current	254

Total	$488